UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-21667

Fidelity Central Investment Portfolios LLC

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2022

Item 1.

Reports to Stockholders

Fidelity® U.S. Equity Central Fund

Semi-Annual Report
December 31, 2022

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

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Investment Summary December 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	5.7
Apple, Inc.	5.6
Alphabet, Inc. Class A	3.0
Amazon.com, Inc.	2.3
Exxon Mobil Corp.	1.9
UnitedHealth Group, Inc.	1.6
Bank of America Corp.	1.5
The Travelers Companies, Inc.	1.4
Wells Fargo & Co.	1.1
Procter & Gamble Co.	1.1
25.2

Market Sectors (% of Fund's net assets)

Information Technology	24.0
Health Care	15.0
Financials	11.4
Consumer Discretionary	9.9
Industrials	9.4
Communication Services	7.2
Consumer Staples	6.9
Energy	5.3
Real Estate	3.2
Materials	3.0
Utilities	3.0

Asset Allocation (% of Fund's net assets)

Foreign investments - 9.1%

Schedule of Investments December 31, 2022 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 97.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.1%
Diversified Telecommunication Services - 0.2%
AT&T, Inc.	89,800	1,653,218
Liberty Global PLC Class C (a)	1,445,718	28,090,301
		29,743,519
Entertainment - 1.7%
Activision Blizzard, Inc.	476,525	36,477,989
Cinemark Holdings, Inc. (a)(b)	478,800	4,146,408
Electronic Arts, Inc.	367,896	44,949,533
Endeavor Group Holdings, Inc. (a)	273,300	6,160,182
Lions Gate Entertainment Corp.:
Class A (a)	89,400	510,474
Class B (a)	520,326	2,825,370
Marcus Corp. (b)	363,300	5,227,887
Netflix, Inc. (a)	342,405	100,968,386
Take-Two Interactive Software, Inc. (a)	143,360	14,928,077
The Walt Disney Co. (a)	430,120	37,368,826
Warner Bros Discovery, Inc. (a)	116,388	1,103,358
Warner Music Group Corp. Class A	208,200	7,291,164
World Wrestling Entertainment, Inc. Class A (b)	118,724	8,134,968
		270,092,622
Interactive Media & Services - 4.1%
Alphabet, Inc. Class A (a)	5,259,200	464,019,216
Angi, Inc. (a)	1,286,132	3,022,410
IAC, Inc. (a)	15,000	666,000
Meta Platforms, Inc. Class A (a)	1,248,325	150,223,431
Snap, Inc. Class A (a)	1,718,600	15,381,470
Zoominfo Technologies, Inc. (a)	127,600	3,842,036
		637,154,563
Media - 0.7%
Advantage Solutions, Inc. Class A (a)	1,748,700	3,637,296
Altice U.S.A., Inc. Class A (a)	744,000	3,422,400
Comcast Corp. Class A	1,321,582	46,215,723
DISH Network Corp. Class A (a)	77,263	1,084,773
Liberty Broadband Corp.:
Class A (a)	331,031	25,108,701
Class C (a)	272,800	20,806,456
S4 Capital PLC (a)	740,200	1,693,084
TechTarget, Inc. (a)	25,500	1,123,530
		103,091,963
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. (a)	429,238	60,093,320
TOTAL COMMUNICATION SERVICES		1,100,175,987
CONSUMER DISCRETIONARY - 9.8%
Auto Components - 0.1%
Adient PLC (a)	273,645	9,492,745
Automobiles - 0.7%
Ferrari NV	44,191	9,466,596
Tesla, Inc. (a)	836,710	103,065,938
		112,532,534
Hotels, Restaurants & Leisure - 2.1%
Airbnb, Inc. Class A (a)	148,700	12,713,850
ARAMARK Holdings Corp.	673,094	27,825,706
Booking Holdings, Inc. (a)	31,823	64,132,255
Caesars Entertainment, Inc. (a)	447,558	18,618,413
Churchill Downs, Inc.	163,982	34,670,714
Compass Group PLC	2	46
Domino's Pizza, Inc.	71,119	24,635,622
Hilton Worldwide Holdings, Inc.	308,103	38,931,895
Marriott International, Inc. Class A	280,176	41,715,405
McDonald's Corp.	107,690	28,379,546
Penn Entertainment, Inc. (a)	274,500	8,152,650
Planet Fitness, Inc. (a)	191,107	15,059,232
		314,835,334
Household Durables - 0.2%
D.R. Horton, Inc.	141,720	12,632,921
Helen of Troy Ltd. (a)	18,400	2,040,744
Mohawk Industries, Inc. (a)	108,957	11,137,585
Tupperware Brands Corp. (a)	123,109	509,671
		26,320,921
Internet & Direct Marketing Retail - 2.7%
Amazon.com, Inc. (a)	4,178,968	351,033,312
eBay, Inc.	878,916	36,448,647
Uber Technologies, Inc. (a)	1,098,812	27,173,621
		414,655,580
Multiline Retail - 0.6%
Dollar General Corp.	254,369	62,638,366
Ollie's Bargain Outlet Holdings, Inc. (a)	226,559	10,612,024
Target Corp.	158,400	23,607,936
		96,858,326
Specialty Retail - 2.2%
Burlington Stores, Inc. (a)	162,738	32,996,757
Five Below, Inc. (a)	118,429	20,946,537
Industria de Diseno Textil SA	684,700	18,186,351
Lowe's Companies, Inc.	553,261	110,231,722
The Home Depot, Inc.	179,534	56,707,609
TJX Companies, Inc.	1,251,176	99,593,610
Warby Parker, Inc. (a)	400,000	5,396,000
		344,058,586
Textiles, Apparel & Luxury Goods - 1.2%
Capri Holdings Ltd. (a)	705,636	40,447,056
lululemon athletica, Inc. (a)	125,967	40,357,307
LVMH Moet Hennessy Louis Vuitton SE	13,891	10,108,387
NIKE, Inc. Class B	360,810	42,218,378
PVH Corp.	377,921	26,677,443
Tapestry, Inc.	645,661	24,586,771
		184,395,342
TOTAL CONSUMER DISCRETIONARY		1,503,149,368
CONSUMER STAPLES - 6.9%
Beverages - 2.2%
Boston Beer Co., Inc. Class A (a)	93,750	30,892,500
Brown-Forman Corp. Class B (non-vtg.)	1,500	98,520
Constellation Brands, Inc. Class A (sub. vtg.)	148,166	34,337,471
Diageo PLC	176,683	7,733,746
Keurig Dr. Pepper, Inc.	900,201	32,101,168
Molson Coors Beverage Co. Class B	52,900	2,725,408
Monster Beverage Corp. (a)	401,878	40,802,673
PepsiCo, Inc.	179,300	32,392,338
Primo Water Corp.	266,400	4,139,856
The Coca-Cola Co.	2,407,691	153,153,225
The Vita Coco Co., Inc. (a)(b)	5,800	80,156
		338,457,061
Food & Staples Retailing - 1.3%
Albertsons Companies, Inc.	270,300	5,606,022
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	331,100	14,549,815
Costco Wholesale Corp.	29,400	13,421,100
Grocery Outlet Holding Corp. (a)	7,700	224,763
Kroger Co.	79,600	3,548,568
Performance Food Group Co. (a)	610,102	35,623,856
Sysco Corp.	137,500	10,511,875
U.S. Foods Holding Corp. (a)	478,208	16,268,636
Walgreens Boots Alliance, Inc.	3,300	123,288
Walmart, Inc.	696,400	98,742,556
		198,620,479
Food Products - 1.0%
Archer Daniels Midland Co.	32,200	2,989,770
Bunge Ltd.	197,600	19,714,552
Conagra Brands, Inc.	232,200	8,986,140
Darling Ingredients, Inc. (a)	149,626	9,365,091
Freshpet, Inc. (a)(b)	232,200	12,253,194
Ingredion, Inc.	2,600	254,618
Laird Superfood, Inc. (a)	119,100	100,044
Lamb Weston Holdings, Inc.	21,675	1,936,878
McCormick & Co., Inc. (non-vtg.)	31,200	2,586,168
Mondelez International, Inc.	847,912	56,513,335
Nomad Foods Ltd. (a)	948,000	16,343,520
Sovos Brands, Inc. (a)	50,689	728,401
The Hain Celestial Group, Inc. (a)	71,800	1,161,724
The Kraft Heinz Co.	11,300	460,023
The Real Good Food Co. LLC:
Class B (c)	156,156	2
Class B unit (d)	156,156	1,035,314
The Simply Good Foods Co. (a)	57,200	2,175,316
TreeHouse Foods, Inc. (a)	205,303	10,137,862
Tyson Foods, Inc. Class A	131,200	8,167,200
		154,909,152
Household Products - 1.5%
Church & Dwight Co., Inc.	18,600	1,499,346
Colgate-Palmolive Co.	20,700	1,630,953
Energizer Holdings, Inc.	608,315	20,408,968
Kimberly-Clark Corp.	113,700	15,434,775
Procter & Gamble Co.	1,074,693	162,880,471
Reckitt Benckiser Group PLC	33,000	2,287,440
Reynolds Consumer Products, Inc.	185,114	5,549,718
Spectrum Brands Holdings, Inc.	173,700	10,581,804
The Clorox Co.	56,000	7,858,480
		228,131,955
Personal Products - 0.2%
BellRing Brands, Inc. (a)	90,000	2,307,600
Estee Lauder Companies, Inc. Class A	46,100	11,437,871
Haleon PLC (a)	234,700	928,825
Herbalife Nutrition Ltd. (a)	466,613	6,943,201
Olaplex Holdings, Inc. (a)	1,372,200	7,149,162
Shiseido Co. Ltd.	33,300	1,632,157
The Beauty Health Co. (a)	135,000	1,228,500
The Beauty Health Co. (a)(e)	600,000	5,460,000
		37,087,316
Tobacco - 0.7%
Altria Group, Inc.	1,159,067	52,980,953
Philip Morris International, Inc.	562,653	56,946,110
		109,927,063
TOTAL CONSUMER STAPLES		1,067,133,026
ENERGY - 5.3%
Energy Equipment & Services - 0.8%
Championx Corp.	136,300	3,951,337
Expro Group Holdings NV (a)(b)	1,189,000	21,556,570
Schlumberger Ltd.	1,163,000	62,173,980
Valaris Ltd. (a)	41,900	2,833,278
Weatherford International PLC (a)	420,700	21,422,044
		111,937,209
Oil, Gas & Consumable Fuels - 4.5%
Antero Resources Corp. (a)	450,200	13,951,698
Canadian Natural Resources Ltd. (b)	1,193,459	66,274,876
CVR Energy, Inc.	61,500	1,927,410
Delek U.S. Holdings, Inc.	114,100	3,080,700
Exxon Mobil Corp.	2,652,838	292,608,031
Hess Corp.	691,675	98,093,349
Imperial Oil Ltd.	653,700	31,840,114
Kosmos Energy Ltd. (a)	3,262,873	20,751,872
MEG Energy Corp. (a)	4,428,950	61,658,573
PBF Energy, Inc. Class A	49,500	2,018,610
Phillips 66 Co.	397,259	41,346,717
Talos Energy, Inc. (a)	142,600	2,692,288
Tourmaline Oil Corp.	385,100	19,431,338
Valero Energy Corp.	319,286	40,504,622
		696,180,198
TOTAL ENERGY		808,117,407
FINANCIALS - 11.4%
Banks - 5.3%
AIB Group PLC	1,330,500	5,150,029
Bank of America Corp.	6,913,354	228,970,284
Bank of Ireland Group PLC	3,284,300	31,289,542
BankUnited, Inc.	157,356	5,345,383
BNP Paribas SA	313,584	17,855,220
Citizens Financial Group, Inc.	294,049	11,576,709
Comerica, Inc.	309,840	20,712,804
DNB Bank ASA	211,700	4,181,102
JPMorgan Chase & Co.	597,473	80,121,129
KBC Group NV	211,800	13,636,813
M&T Bank Corp.	187,949	27,263,882
NatWest Group PLC	1,938,100	6,181,046
Piraeus Financial Holdings SA (a)	3,343,502	5,146,676
PNC Financial Services Group, Inc.	181,868	28,724,232
Signature Bank	110,141	12,690,446
Societe Generale Series A	648,372	16,263,544
Starling Bank Ltd. Series D (a)(c)(e)	4,618,325	17,475,804
Sumitomo Mitsui Financial Group, Inc.	361,000	14,523,910
U.S. Bancorp	1,418,116	61,844,039
UniCredit SpA	1,662,268	23,586,857
Wells Fargo & Co.	4,179,871	172,586,874
Wintrust Financial Corp.	140,879	11,907,093
		817,033,418
Capital Markets - 1.8%
Bank of New York Mellon Corp.	1,422,076	64,732,900
BlackRock, Inc. Class A	67,325	47,708,515
Brookfield Asset Management Ltd. Class A	87,909	2,520,351
Brookfield Corp. Class A	351,639	11,062,563
Cboe Global Markets, Inc.	135,043	16,943,845
Intercontinental Exchange, Inc.	262,264	26,905,664
Lazard Ltd. Class A	225,906	7,832,161
Patria Investments Ltd.	898,838	12,520,813
State Street Corp.	806,401	62,552,526
StepStone Group, Inc. Class A	365,990	9,215,628
Virtu Financial, Inc. Class A	553,870	11,304,487
		273,299,453
Consumer Finance - 0.5%
American Express Co.	189,781	28,040,143
Capital One Financial Corp.	250,825	23,316,692
NerdWallet, Inc. (a)	374,400	3,594,240
OneMain Holdings, Inc.	575,604	19,173,369
		74,124,444
Diversified Financial Services - 0.2%
Ant International Co. Ltd. Class C (a)(c)(e)	5,601,170	9,578,001
Apollo Global Management, Inc.	297,700	18,990,283
Jumo World Ltd. (a)(c)	998	1,065,834
Sunrisemezz Ltd. (a)	477,643	57,929
		29,692,047
Insurance - 3.3%
Arch Capital Group Ltd. (a)	207,613	13,033,944
Arthur J. Gallagher & Co.	202,626	38,203,106
Assurant, Inc.	38,624	4,830,317
Beazley PLC	2,355,907	19,353,341
Chubb Ltd.	106,600	23,515,960
Direct Line Insurance Group PLC	836,562	2,238,143
Globe Life, Inc.	306,026	36,891,434
Hartford Financial Services Group, Inc.	729,666	55,330,573
Marsh & McLennan Companies, Inc.	372,303	61,608,700
Prudential PLC	429,144	5,851,505
Reinsurance Group of America, Inc.	160,200	22,762,818
The Travelers Companies, Inc.	1,126,704	211,245,733
Unum Group	428,300	17,573,149
		512,438,723
Thrifts & Mortgage Finance - 0.3%
Essent Group Ltd.	593,733	23,084,339
MGIC Investment Corp.	952,399	12,381,187
Mr. Cooper Group, Inc. (a)	20	803
UWM Holdings Corp. Class A (b)	1,469,300	4,863,383
		40,329,712
TOTAL FINANCIALS		1,746,917,797
HEALTH CARE - 14.8%
Biotechnology - 2.9%
ADC Therapeutics SA (a)	285,000	1,094,400
Agios Pharmaceuticals, Inc. (a)	100,000	2,808,000
Alnylam Pharmaceuticals, Inc. (a)	100,000	23,765,000
Ambrx Biopharma, Inc. ADR (a)	148,700	337,549
Arcutis Biotherapeutics, Inc. (a)	300,000	4,440,000
Argenx SE ADR (a)	140,000	53,036,200
Ascendis Pharma A/S sponsored ADR (a)	260,000	31,753,800
Beam Therapeutics, Inc. (a)(b)	100,000	3,911,000
Biogen, Inc. (a)	14,000	3,876,880
Blueprint Medicines Corp. (a)	280,000	12,266,800
Caris Life Sciences, Inc. (c)(e)	227,063	1,271,553
Celldex Therapeutics, Inc. (a)	190,000	8,468,300
Century Therapeutics, Inc. (a)	240,000	1,231,200
Cerevel Therapeutics Holdings (a)	415,000	13,089,100
Cytokinetics, Inc. (a)	420,000	19,244,400
Denali Therapeutics, Inc. (a)	140,000	3,893,400
Erasca, Inc. (a)	550,000	2,370,500
Generation Bio Co. (a)	240,000	943,200
Instil Bio, Inc. (a)	255,100	160,713
Janux Therapeutics, Inc. (a)	160,000	2,107,200
Karuna Therapeutics, Inc. (a)	65,000	12,772,500
Keros Therapeutics, Inc. (a)	125,000	6,002,500
Legend Biotech Corp. ADR (a)	460,000	22,963,200
Nuvalent, Inc. Class A (a)	165,000	4,913,700
Poseida Therapeutics, Inc. (a)	800,000	4,240,000
PTC Therapeutics, Inc. (a)	300,000	11,451,000
Regeneron Pharmaceuticals, Inc. (a)	91,500	66,016,335
Relay Therapeutics, Inc. (a)	340,000	5,079,600
Repligen Corp. (a)	52,000	8,804,120
Sarepta Therapeutics, Inc. (a)	185,000	23,972,300
Scholar Rock Holding Corp. (a)	60,000	543,000
Seagen, Inc. (a)	110,000	14,136,100
Shattuck Labs, Inc. (a)	280,000	644,000
Stoke Therapeutics, Inc. (a)	157,500	1,453,725
uniQure B.V. (a)	180,000	4,080,600
Vaxcyte, Inc. (a)	240,000	11,508,000
Vertex Pharmaceuticals, Inc. (a)	92,500	26,712,150
Verve Therapeutics, Inc. (a)	70,000	1,354,500
Xencor, Inc. (a)	420,000	10,936,800
Xenon Pharmaceuticals, Inc. (a)	160,000	6,308,800
Zai Lab Ltd. (a)	1,500,000	4,642,884
Zentalis Pharmaceuticals, Inc. (a)	340,000	6,847,600
		445,452,609
Health Care Equipment & Supplies - 3.1%
Boston Scientific Corp. (a)	2,920,000	135,108,400
Inspire Medical Systems, Inc. (a)	52,000	13,097,760
Insulet Corp. (a)	260,000	76,541,400
Intuitive Surgical, Inc. (a)	46,000	12,206,100
Masimo Corp. (a)	280,000	41,426,000
Nevro Corp. (a)	245,000	9,702,000
Novocure Ltd. (a)	140,100	10,276,335
Outset Medical, Inc. (a)	240,000	6,196,800
Penumbra, Inc. (a)	390,000	86,759,400
PROCEPT BioRobotics Corp. (a)	170,000	7,061,800
ResMed, Inc.	157,500	32,780,475
Stryker Corp.	110,000	26,893,900
Tandem Diabetes Care, Inc. (a)	460,000	20,677,000
		478,727,370
Health Care Providers & Services - 4.3%
agilon health, Inc. (a)	2,500,000	40,350,000
Alignment Healthcare, Inc. (a)	889,600	10,461,696
Centene Corp. (a)	700,000	57,407,000
Cigna Corp.	300,000	99,402,000
Guardant Health, Inc. (a)	280,000	7,616,000
HCA Holdings, Inc.	50,000	11,998,000
Humana, Inc.	147,500	75,548,025
LifeStance Health Group, Inc. (a)	1,172,293	5,791,127
Molina Healthcare, Inc. (a)	90,000	29,719,800
Oak Street Health, Inc. (a)	1,750,000	37,642,500
Surgery Partners, Inc. (a)	1,000,000	27,860,000
The Oncology Institute, Inc. (a)(e)	761,936	1,257,194
UnitedHealth Group, Inc.	474,000	251,305,320
		656,358,662
Health Care Technology - 0.3%
Doximity, Inc. (a)(b)	380,000	12,752,800
Medlive Technology Co. Ltd. (d)	800,000	867,794
Phreesia, Inc. (a)	315,000	10,193,400
Veeva Systems, Inc. Class A (a)	115,000	18,558,700
		42,372,694
Life Sciences Tools & Services - 2.3%
10X Genomics, Inc. (a)	85,000	3,097,400
Agilent Technologies, Inc.	35,000	5,237,750
Bruker Corp.	340,000	23,239,000
Danaher Corp.	450,000	119,439,000
Eden Biologics, Inc. (a)(c)	1,008,062	0
IQVIA Holdings, Inc. (a)	150,000	30,733,500
Lonza Group AG	28,000	13,744,513
Olink Holding AB ADR (a)	329,500	8,362,710
Sartorius Stedim Biotech	28,000	9,066,711
Seer, Inc. (a)	250,000	1,450,000
Thermo Fisher Scientific, Inc.	230,000	126,658,700
West Pharmaceutical Services, Inc.	92,700	21,816,945
		362,846,229
Pharmaceuticals - 1.9%
Arvinas Holding Co. LLC (a)	150,000	5,131,500
AstraZeneca PLC (United Kingdom)	385,000	52,097,962
Chime Biologics Wuhan Co. Ltd. (a)(c)	1,008,062	525,029
Eli Lilly & Co.	382,000	139,750,880
Pharvaris BV (a)	208,000	2,340,000
Roche Holding AG (participation certificate)	70,000	21,996,629
Royalty Pharma PLC	1,491,291	58,935,820
Theseus Pharmaceuticals, Inc. (a)	83,000	413,340
UCB SA	170,000	13,386,191
Verona Pharma PLC ADR (a)	100,000	2,613,000
		297,190,351
TOTAL HEALTH CARE		2,282,947,915
INDUSTRIALS - 9.4%
Aerospace & Defense - 2.1%
Axon Enterprise, Inc. (a)	69,200	11,482,356
HEICO Corp. Class A	98,361	11,788,566
Howmet Aerospace, Inc.	507,000	19,980,870
L3Harris Technologies, Inc.	176,910	36,834,431
Lockheed Martin Corp.	140,800	68,497,792
Northrop Grumman Corp.	61,000	33,282,210
Raytheon Technologies Corp.	611,098	61,672,010
The Boeing Co. (a)	404,600	77,072,254
		320,610,489
Air Freight & Logistics - 0.1%
Air Transport Services Group, Inc. (a)	337,100	8,757,858
Airlines - 0.2%
Delta Air Lines, Inc. (a)	751,300	24,687,718
JetBlue Airways Corp. (a)	2,031,700	13,165,416
		37,853,134
Building Products - 0.7%
Carlisle Companies, Inc.	165,778	39,065,586
Trane Technologies PLC	385,110	64,733,140
		103,798,726
Commercial Services & Supplies - 0.9%
Cintas Corp.	158,528	71,594,415
CoreCivic, Inc. (a)	346,200	4,002,072
Waste Connections, Inc. (United States) (b)	494,272	65,520,696
		141,117,183
Construction & Engineering - 0.5%
Willscot Mobile Mini Holdings (a)	1,529,000	69,064,930
Electrical Equipment - 0.6%
AMETEK, Inc.	699,832	97,780,527
Fluence Energy, Inc. (a)(b)	44,300	759,745
		98,540,272
Industrial Conglomerates - 0.3%
Honeywell International, Inc.	206,613	44,277,166
Machinery - 2.5%
AGCO Corp.	295,300	40,955,157
Caterpillar, Inc.	355,683	85,207,419
Chart Industries, Inc. (a)(b)	106,000	12,214,380
Deere & Co.	167,700	71,903,052
Flowserve Corp.	988,100	30,314,908
Fortive Corp.	1,332,894	85,638,440
IDEX Corp.	194,271	44,357,897
ITT, Inc.	264,300	21,434,730
		392,025,983
Marine - 0.1%
Eagle Bulk Shipping, Inc. (b)	113,500	5,668,190
Genco Shipping & Trading Ltd.	240,100	3,687,936
		9,356,126
Professional Services - 0.1%
TransUnion Holding Co., Inc.	324,895	18,437,791
Road & Rail - 1.3%
CSX Corp.	2,596,278	80,432,692
Landstar System, Inc.	259,885	42,335,267
Old Dominion Freight Lines, Inc.	77,383	21,959,748
Union Pacific Corp.	235,616	48,789,005
		193,516,712
Trading Companies & Distributors - 0.0%
Air Lease Corp. Class A	121,500	4,668,030
TOTAL INDUSTRIALS		1,442,024,400
INFORMATION TECHNOLOGY - 24.0%
Communications Equipment - 0.2%
Cisco Systems, Inc.	710,900	33,867,276
Electronic Equipment & Components - 0.5%
Cognex Corp.	205,522	9,682,141
Corning, Inc.	951,577	30,393,369
TE Connectivity Ltd.	247,541	28,417,707
Trimble, Inc. (a)	102,453	5,180,024
		73,673,241
IT Services - 4.4%
Affirm Holdings, Inc. (a)(b)	241,712	2,337,355
Akamai Technologies, Inc. (a)	363,705	30,660,332
Block, Inc. Class A (a)	354,100	22,251,644
Capgemini SA	378,917	63,345,903
Cognizant Technology Solutions Corp. Class A	1,229,877	70,336,666
Cyxtera Technologies, Inc. Class A (a)	1,097,194	2,106,612
DXC Technology Co. (a)	165,783	4,393,250
ExlService Holdings, Inc. (a)	34,666	5,873,460
Gartner, Inc. (a)	26,935	9,053,931
Global Payments, Inc.	304,300	30,223,076
GoDaddy, Inc. (a)	502,000	37,559,640
MasterCard, Inc. Class A	316,100	109,917,453
MongoDB, Inc. Class A (a)	230,500	45,371,620
PayPal Holdings, Inc. (a)	534,452	38,063,671
Repay Holdings Corp. (a)	679,744	5,471,939
Shift4 Payments, Inc. (a)	150,900	8,439,837
Snowflake, Inc. (a)	60,900	8,741,586
StoneCo Ltd. Class A (a)	109,700	1,035,568
Thoughtworks Holding, Inc. (a)	75,500	769,345
Twilio, Inc. Class A (a)	458,600	22,453,056
Visa, Inc. Class A	628,400	130,556,384
Wix.com Ltd. (a)	145,500	11,178,765
Worldline SA (a)(d)	335,949	13,156,592
X Holdings I, Inc. (c)(e)	3,189	1,265,172
		674,562,857
Semiconductors & Semiconductor Equipment - 2.7%
Advanced Micro Devices, Inc. (a)	457,571	29,636,874
Analog Devices, Inc.	885,061	145,176,556
Intel Corp.	1,023,400	27,048,462
Lam Research Corp.	15,800	6,640,740
Marvell Technology, Inc.	338,244	12,528,558
Microchip Technology, Inc.	753,604	52,940,681
Micron Technology, Inc.	1,507,011	75,320,410
NVIDIA Corp.	238,400	34,839,776
onsemi (a)	182,500	11,382,525
Skyworks Solutions, Inc.	172,063	15,680,101
		411,194,683
Software - 10.5%
Adobe, Inc. (a)	418,349	140,786,989
Alteryx, Inc. Class A (a)	112,300	5,690,241
Aspen Technology, Inc. (a)	60,990	12,527,346
Autodesk, Inc. (a)	334,832	62,570,056
Black Knight, Inc. (a)	89,200	5,508,100
Blackbaud, Inc. (a)	230,000	13,537,800
Blend Labs, Inc. (a)(b)	284,300	409,392
Ceridian HCM Holding, Inc. (a)	370,100	23,741,915
Constellation Software, Inc.	11,190	17,470,615
Coupa Software, Inc. (a)	233,200	18,462,444
Elastic NV (a)	350,300	18,040,450
Five9, Inc. (a)	121,700	8,258,562
Gen Digital, Inc.	1,416,110	30,347,237
HubSpot, Inc. (a)	90,904	26,283,074
Micro Focus International PLC	751,494	4,814,036
Microsoft Corp.	3,647,959	874,853,522
Momentive Global, Inc. (a)	329,600	2,307,200
New Relic, Inc. (a)	152,300	8,597,335
Palo Alto Networks, Inc. (a)	434,790	60,670,597
PTC, Inc. (a)	294,357	35,334,614
Roper Technologies, Inc.	101,500	43,857,135
Salesforce.com, Inc. (a)	938,938	124,493,789
Smartsheet, Inc. (a)	34,600	1,361,856
Tenable Holdings, Inc. (a)	667,900	25,480,385
Workday, Inc. Class A (a)	293,289	49,076,048
Workiva, Inc. (a)	67,100	5,634,387
Zoom Video Communications, Inc. Class A (a)	88,700	6,008,538
		1,626,123,663
Technology Hardware, Storage & Peripherals - 5.7%
Apple, Inc.	6,707,332	871,483,647
Western Digital Corp. (a)	329,014	10,380,392
		881,864,039
TOTAL INFORMATION TECHNOLOGY		3,701,285,759
MATERIALS - 3.0%
Chemicals - 2.0%
Air Products & Chemicals, Inc.	137,889	42,505,663
Albemarle Corp.	54,000	11,710,440
Ashland, Inc.	73,000	7,849,690
Cabot Corp.	112,500	7,519,500
Celanese Corp. Class A	108,100	11,052,144
CF Industries Holdings, Inc.	41,000	3,493,200
Chemtrade Logistics Income Fund	386,500	2,560,491
Corteva, Inc.	445,400	26,180,612
DuPont de Nemours, Inc.	238,607	16,375,598
Eastman Chemical Co.	29,900	2,435,056
Ecolab, Inc.	59,401	8,646,410
Element Solutions, Inc.	166,100	3,021,359
Huntsman Corp.	107,300	2,948,604
Linde PLC	242,300	79,033,414
LyondellBasell Industries NV Class A	169,800	14,098,494
Olin Corp.	220,684	11,683,011
PPG Industries, Inc.	74,000	9,304,760
RPM International, Inc.	38,400	3,742,080
Sherwin-Williams Co.	5,483	1,301,280
The Chemours Co. LLC	282,300	8,644,026
Tronox Holdings PLC	743,200	10,189,272
Valvoline, Inc.	593,371	19,373,563
Westlake Corp.	58,200	5,967,828
		309,636,495
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	26,322	8,896,046
Vulcan Materials Co.	56,000	9,806,160
		18,702,206
Containers & Packaging - 0.3%
Aptargroup, Inc.	95,500	10,503,090
Avery Dennison Corp.	43,800	7,927,800
Crown Holdings, Inc.	79,995	6,576,389
Greif, Inc. Class A	118,700	7,960,022
Sealed Air Corp.	169,600	8,459,648
		41,426,949
Metals & Mining - 0.6%
Alcoa Corp.	201,200	9,148,564
Commercial Metals Co.	136,056	6,571,505
First Quantum Minerals Ltd.	1,168,480	24,413,810
Freeport-McMoRan, Inc.	827,600	31,448,800
Glencore PLC	1,521,400	10,145,680
Reliance Steel & Aluminum Co.	44,800	9,069,312
Steel Dynamics, Inc.	42,100	4,113,170
		94,910,841
TOTAL MATERIALS		464,676,491
REAL ESTATE - 3.2%
Equity Real Estate Investment Trusts (REITs) - 3.0%
Alexandria Real Estate Equities, Inc.	101,600	14,800,072
American Tower Corp.	179,504	38,029,717
Crown Castle International Corp.	332,400	45,086,736
CubeSmart	871,515	35,078,479
EastGroup Properties, Inc.	65,100	9,638,706
Equinix, Inc.	58,400	38,253,752
Equity Lifestyle Properties, Inc.	285,600	18,449,760
Essex Property Trust, Inc.	88,659	18,788,615
Four Corners Property Trust, Inc.	574,403	14,894,270
Host Hotels & Resorts, Inc.	336,400	5,399,220
Invitation Homes, Inc.	533,851	15,823,344
Lamar Advertising Co. Class A	145,000	13,688,000
Mid-America Apartment Communities, Inc.	156,400	24,553,236
Phillips Edison & Co., Inc.	180,000	5,731,200
Prologis (REIT), Inc.	468,651	52,831,027
Public Storage	22,200	6,220,218
Ryman Hospitality Properties, Inc.	149,800	12,250,644
SITE Centers Corp.	812,500	11,098,750
Spirit Realty Capital, Inc.	225,300	8,996,229
Terreno Realty Corp.	124,600	7,086,002
UDR, Inc.	249,200	9,651,516
Urban Edge Properties	525,000	7,397,250
Ventas, Inc.	587,000	26,444,350
VICI Properties, Inc.	200,900	6,509,160
Welltower, Inc.	237,600	15,574,680
		462,274,933
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	319,900	24,619,504
Doma Holdings, Inc. Class A (a)	2,667,140	1,207,948
WeWork, Inc. (a)	1,320,300	1,888,029
		27,715,481
TOTAL REAL ESTATE		489,990,414
UTILITIES - 3.0%
Electric Utilities - 2.2%
Avangrid, Inc.	91,100	3,915,478
Constellation Energy Corp.	393,681	33,939,239
Duke Energy Corp.	93,900	9,670,761
Edison International	325,582	20,713,527
Entergy Corp.	176,300	19,833,750
Eversource Energy	60,100	5,038,784
Exelon Corp.	577,379	24,960,094
FirstEnergy Corp.	576,579	24,181,723
NextEra Energy, Inc.	804,017	67,215,821
OGE Energy Corp.	175,200	6,929,160
PG&E Corp. (a)	2,084,506	33,894,068
Pinnacle West Capital Corp.	109,000	8,288,360
PPL Corp.	659,200	19,261,824
Southern Co.	771,255	55,075,320
		332,917,909
Independent Power and Renewable Electricity Producers - 0.2%
Clearway Energy, Inc. Class A	44,888	1,343,049
NextEra Energy Partners LP	84,638	5,932,277
The AES Corp.	577,396	16,605,909
Vistra Corp.	467,978	10,857,090
		34,738,325
Multi-Utilities - 0.6%
Consolidated Edison, Inc.	82,200	7,834,482
Dominion Energy, Inc.	371,313	22,768,913
NiSource, Inc.	568,902	15,599,293
Public Service Enterprise Group, Inc.	217,900	13,350,733
Sempra Energy	199,688	30,859,784
		90,413,205
TOTAL UTILITIES		458,069,439
TOTAL COMMON STOCKS (Cost $11,436,752,966)		15,064,488,003

Preferred Stocks - 0.4%
	Shares	Value ($)
Convertible Preferred Stocks - 0.3%
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
Reddit, Inc. Series F (a)(c)(e)	236,672	8,865,733

CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Circle Internet Financial Ltd. Series F (c)(e)	160,054	4,201,418

HEALTH CARE - 0.2%
Biotechnology - 0.1%
Asimov, Inc. Series B (a)(c)(e)	35,044	1,874,854
Caris Life Sciences, Inc. Series D (a)(c)(e)	1,077,331	6,033,054
Cleerly, Inc. Series C (c)(e)	411,426	4,805,456
Element Biosciences, Inc. Series C (a)(c)(e)	195,016	3,007,147
ElevateBio LLC Series C (a)(c)(e)	626,000	2,291,160
Inscripta, Inc. Series E (a)(c)(e)	423,474	2,498,497
		20,510,168
Health Care Providers & Services - 0.0%
dMed Biopharmaceutical Co. Ltd. Series C (a)(c)(e)	416,172	3,733,063

Health Care Technology - 0.1%
Aledade, Inc.:
Series B1(a)(c)(e)	67,586	3,246,156
Series E1(c)(e)	14,822	711,901
Omada Health, Inc. Series E (c)(e)	597,550	1,822,528
Wugen, Inc. Series B (a)(c)(e)	155,150	809,883
		6,590,468
Pharmaceuticals - 0.0%
Aristea Therapeutics, Inc. Series B (a)(c)(e)	391,809	3,036,520
Galvanize Therapeutics Series B (c)(e)	1,112,588	1,891,400
		4,927,920
TOTAL HEALTH CARE		35,761,619

TOTAL CONVERTIBLE PREFERRED STOCKS		48,828,770
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Internet & Direct Marketing Retail - 0.1%
Circle Internet Financial Ltd. Series E (c)(e)	388,096	10,187,520

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Thriveworks TopCo LLC Series B (a)(c)(e)(f)	141,317	2,340,210

TOTAL NONCONVERTIBLE PREFERRED STOCKS		12,527,730
TOTAL PREFERRED STOCKS (Cost $77,051,619)		61,356,500

Convertible Bonds - 0.0%
	Principal Amount (g)	Value ($)
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Affirm Holdings, Inc. 0% 11/15/26 (Cost $6,836,292)	10,803,000	5,941,650

Money Market Funds - 1.8%
	Shares	Value ($)
Fidelity Cash Central Fund 4.37% (h)	222,688,234	222,732,772
Fidelity Securities Lending Cash Central Fund 4.37% (h)(i)	49,175,086	49,180,003
TOTAL MONEY MARKET FUNDS (Cost $271,912,775)		271,912,775

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $11,792,553,652)	15,403,698,928
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(8,781,526)
NET ASSETS - 100.0%	15,394,917,402

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,059,700 or 0.1% of net assets.

(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $97,664,224 or 0.6% of net assets.

(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade, Inc. Series B1	5/07/21	2,587,915

Aledade, Inc. Series E1	5/20/22	738,349

Ant International Co. Ltd. Class C	5/16/18	21,348,159

Aristea Therapeutics, Inc. Series B	10/06/20	2,160,317

Asimov, Inc. Series B	10/29/21	3,247,902

Caris Life Sciences, Inc.	10/06/22	1,271,553

Caris Life Sciences, Inc. Series D	5/11/21	8,726,381

Circle Internet Financial Ltd. Series E	5/11/21	6,298,800

Circle Internet Financial Ltd. Series F	5/09/22	6,744,676

Cleerly, Inc. Series C	7/08/22	4,846,845

dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	5,910,953

Element Biosciences, Inc. Series C	6/21/21	4,008,885

ElevateBio LLC Series C	3/09/21	2,626,070

Galvanize Therapeutics Series B	3/29/22	1,926,207

Inscripta, Inc. Series E	3/30/21	3,739,275

Omada Health, Inc. Series E	12/22/21	3,582,432

Reddit, Inc. Series F	8/11/21	14,625,004

Starling Bank Ltd. Series D	6/18/21	8,257,037

The Beauty Health Co.	12/08/20	6,000,000

The Oncology Institute, Inc.	6/28/21	7,619,360

Thriveworks TopCo LLC Series B	7/23/21 - 2/25/22	4,060,362

Wugen, Inc. Series B	7/09/21	1,203,173

X Holdings I, Inc.	10/27/21	2,390,803

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.37%	149,637,573	1,970,848,607	1,897,753,408	1,650,946	-	-	222,732,772	0.5%
Fidelity Securities Lending Cash Central Fund 4.37%	130,631,814	381,600,992	463,052,803	361,057	-	-	49,180,003	0.2%
Total	280,269,387	2,352,449,599	2,360,806,211	2,012,003	-	-	271,912,775

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	1,109,041,720	1,100,175,987	-	8,865,733
Consumer Discretionary	1,517,538,306	1,474,854,584	28,294,784	14,388,938
Consumer Staples	1,067,133,026	1,055,479,681	11,653,343	2
Energy	808,117,407	808,117,407	-	-
Financials	1,749,258,007	1,616,718,161	102,079,997	30,459,849
Health Care	2,318,709,534	2,187,801,551	93,349,782	37,558,201
Industrials	1,442,024,400	1,442,024,400	-	-
Information Technology	3,701,285,759	3,618,704,056	81,316,531	1,265,172
Materials	464,676,491	454,530,811	10,145,680	-
Real Estate	489,990,414	489,990,414	-	-
Utilities	458,069,439	458,069,439	-	-

Corporate Bonds	5,941,650	-	5,941,650	-

Money Market Funds	271,912,775	271,912,775	-	-
Total Investments in Securities:	15,403,698,928	14,978,379,266	332,781,767	92,537,895
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		December 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $47,673,601) - See accompanying schedule:
Unaffiliated issuers (cost $11,520,640,877)	$15,131,786,153
Fidelity Central Funds (cost $271,912,775)	271,912,775

Total Investment in Securities (cost $11,792,553,652)		$15,403,698,928
Foreign currency held at value (cost $1,068,531)		1,076,935
Receivable for investments sold		6,668,665
Receivable for fund shares sold		23,917,195
Dividends receivable		14,806,467
Distributions receivable from Fidelity Central Funds		537,633
Other receivables		449,889
Total assets		15,451,155,712
Liabilities
Payable to custodian bank	$689,614
Payable for investments purchased	6,075,181
Payable for fund shares redeemed	271,721
Other payables and accrued expenses	21,791
Collateral on securities loaned	49,180,003
Total Liabilities		56,238,310
Net Assets		$15,394,917,402
Net Assets consist of:
Paid in capital		$11,812,993,686
Total accumulated earnings (loss)		3,581,923,716
Net Assets		$15,394,917,402
Net Asset Value , offering price and redemption price per share ($15,394,917,402 ÷ 148,945,124 shares)		$103.36

Statement of Operations
		Six months ended December 31, 2022 (Unaudited)
Investment Income
Dividends		$102,641,669
Interest		559,781
Income from Fidelity Central Funds (including $361,057 from security lending)		2,012,003
Total Income		105,213,453
Expenses
Custodian fees and expenses	47,414
Independent trustees' fees and expenses	29,266
Interest	32,029
Total Expenses		108,709
Net Investment income (loss)		105,104,744
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	204,427,874
Foreign currency transactions	(181,843)
Futures contracts	5,672,290
Total net realized gain (loss)		209,918,321
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	305,460,867
Assets and liabilities in foreign currencies	82,574
Futures contracts	4,666
Total change in net unrealized appreciation (depreciation)		305,548,107
Net gain (loss)		515,466,428
Net increase (decrease) in net assets resulting from operations		$620,571,172
Statement of Changes in Net Assets

	Six months ended December 31, 2022 (Unaudited)	Year ended June 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$105,104,744	$259,201,447
Net realized gain (loss)	209,918,321	4,400,424,206
Change in net unrealized appreciation (depreciation)	305,548,107	(7,653,205,554)
Net increase (decrease) in net assets resulting from operations	620,571,172	(2,993,579,901)
Distributions to shareholders	(363,604,413)	(1,982,604,210)
Affiliated share transactions
Proceeds from sales of shares	249,006,268	1,480,601,338
Reinvestment of distributions	363,604,413	1,982,604,210
Cost of shares redeemed	(2,107,376,352)	(10,094,925,893)
Net increase (decrease) in net assets resulting from share transactions	(1,494,765,671)	(6,631,720,345)
Total increase (decrease) in net assets	(1,237,798,912)	(11,607,904,456)

Net Assets
Beginning of period	16,632,716,314	28,240,620,770
End of period	$15,394,917,402	$16,632,716,314

Other Information
Shares
Sold	2,377,506	11,218,721
Issued in reinvestment of distributions	3,441,746	15,351,739
Redeemed	(19,506,298)	(76,700,915)
Net increase (decrease)	(13,687,046)	(50,130,455)

Financial Highlights
Fidelity® U.S. Equity Central Fund

	Six months ended (Unaudited) December 31, 2022	Years ended June 30, 2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$102.27	$132.73	$100.00
Income from Investment Operations
Net investment income (loss) B,C	.68	1.41	1.05
Net realized and unrealized gain (loss)	2.88	(19.85)	33.21
Total from investment operations	3.56	(18.44)	34.26
Distributions from net investment income	(.94)	(1.38)	(.87)
Distributions from net realized gain	(1.54)	(10.64)	(.66)
Total distributions	(2.47) D	(12.02)	(1.53)
Net asset value, end of period	$103.36	$102.27	$132.73
Total Return E,F	3.44%	(15.73)%	34.47%
Ratios to Average Net Assets C,G,H
Expenses before reductions I	-% J	-%	-% J
Expenses net of fee waivers, if any I	-% J	-%	-% J
Expenses net of all reductions I	-% J	-%	-% J
Net investment income (loss)	1.28% J	1.10%	1.12% J
Supplemental Data
Net assets, end of period (000 omitted)	$15,394,917	$16,632,716	$28,240,621
Portfolio turnover rate K	23% J	34% L	47% J,M

A For the period September 18, 2020 (commencement of operations) through June 30, 2021.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Amount represents less than .005%.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

M The portfolio turnover rate does not include the assets acquired in the merger.

Notes to Financial Statements   (Unaudited)
For the period ended December 31, 2022

1. Organization.
Fidelity U.S. Equity Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), redemptions in-kind,   partnerships and   losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,716,640,558
Gross unrealized depreciation	(1,166,670,547)
Net unrealized appreciation (depreciation)	$3,549,970,011
Tax cost	$11,853,728,917

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
Fidelity U.S. Equity Central Fund	2,340,210.02

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Statement of Assets and Liabilities, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity U.S. Equity Central Fund	1,879,519,508	3,735,492,748

6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity U.S. Equity Central Fund	$53,508

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity U.S. Equity Central Fund	Borrower	$64,263,857	2.56%	$32,029

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity U.S. Equity Central Fund	118,680,398	324,440,361	37,146,167

Prior Fiscal Year Affiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity U.S. Equity Central Fund	42,998,101	3,072,585,365	6,008,984,643
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity U.S. Equity Central Fund	$36,533	$27,647	$458,435
8. Other.
A fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2022 to December 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During Period- C July 1, 2022 to December 31, 2022

Fidelity® U.S. Equity Central Fund	0.0013%
Actual		$ 1,000	$ 1,034.40	$ .01
Hypothetical- B		$ 1,000	$ 1,025.20	$ .01

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

1.9900194.102
USE-SANN-0323

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios LLC’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 21, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	February 21, 2023